Off-Balance Sheet Financial Instruments and Guarantees (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Financial Instrument Commitments	$ 71,121	$ 66,445
Unfunded availability under loan commitments [Member]
Loss Contingencies [Line Items]
Financial Instrument Commitments	22,845	17,582
Unfunded commitments under lines of credit [Member]
Loss Contingencies [Line Items]
Financial Instrument Commitments	42,575	42,735
Standby letters of credit [Member]
Loss Contingencies [Line Items]
Financial Instrument Commitments	$ 5,701	$ 6,128